11. SHAREHOLDERS' EQUITY: Schedule of Share-based payments for options granted (Details) - Share-based payments for options granted	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2015
Expected life	4 years 1 month 6 days			4 years 1 month 6 days
Volatility	172.00%			169.00%
Dividend yield	0.00%	0.00%	0.00%	1.00%
Risk-free interest rate	0.44%			1.03%
Bottom of range
Expected life		2 years	2 years
Volatility		148.00%	100.00%
Risk-free interest rate		1.23%	0.47%
Top of range
Expected life		5 years	5 years
Volatility		164.00%	155.00%
Risk-free interest rate		1.69%	0.58%